Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Weighted Average Lease Term and Weighted Average Discount Rate & Components of Lease Expenses

The weighted average lease term and weighted average discount rate as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Assets
Operating ROU assets	94,885	152,609
Finance ROU assets	—	112,437
	94,885	265,046

Liabilities
Current operating lease liabilities	19,945	58,528
Current finance lease liabilities	—	30,534
Non-current operating lease liabilities	72,680	74,863
Non-current finance lease liabilities	—	51,227
	92,625	215,152

The weighted average lease term and weighted average discount rate as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024	As of December 31, 2025
Weighted average lease term:
Operating leases	52.43 months	39.01 months
Finance leases	—	29.00 months

Weighted average discount rate
Operating leases	3.84%	3.84%
Finance leases	—	14.01%

The components of lease expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Operating leases	9,636	15,268	43,655
Finance leases	—	—	34,608
Short-term leases not included in measurement of lease liabilities	—	—	25,896
	9,636	15,268	104,159

Schedule of Future Minimum Lease Payments Under Operating Leases

Future minimum lease payments under operating leases as of December 31, 2025 are as follows:

As of December 31, 2025
US$
2026	62,493
2027	29,548
2028	29,548
2029	13,937
Thereafter	5,462
Total undiscounted cash flows	140,988
Present value:
Current operating lease liabilities	58,528
Non-current operating lease liabilities	74,863
Total operating lease liabilities	133,391
Interest on lease liabilities	7,597

Schedule of Future Minimum Lease Payments Under Finance Leases

Future minimum lease payments under finance leases as of December 31, 2025 are as follows:

As of December 31, 2025
US$
2026	39,616
2027	39,616
2028	16,506
Total undiscounted cash flows	95,738
Present value:
Current finance lease liabilities	30,534
Non-current finance lease liabilities	51,227
Total finance lease liabilities	81,761
Interest on lease liabilities	13,977